RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of compensation for the directors and officers

	Year Ended
	December 31, 2020	December 31, 2019
Compensation and benefits, included in management fee	$2,368,750	$861,593
Stock-based compensation, non-cash	31,156,759	28,879,225
Total compensation	$33,525,509	$29,740,818